Income tax and tax loss carryforwards (Tables)	12 Months Ended
Dec. 31, 2018
Income tax and tax loss carryforwards [Abstract]
Provision for Income Tax Recognized in the Statement of Profit or Loss
The provision for income tax recognized in the statement of profit or loss for the years ended December 31, 2018, 2017 and 2016 is shown following:

	2018	2017	2016
Income tax	$(4,799)	$(3,000)	$(3,433)
Deferred income tax	-	(513,732)	272,048
Total income tax (expense) benefit	$(4,799)	$(516,732)	$268,615

Reconciliation of the Provision for Income Tax
The reconciliation between the provision for income tax based on the statutory income tax rate and the provision recorded by the Company at December 31, 2018, 2017 and 2016 is as follows:

	2018	2017	2016
Profit (loss) before taxes	$28,348	$1,846,311	$(775,179)
Income tax	(8,504)	(553,893)	232,554
(Decrease) increase from:
Difference in depreciation and amortization	(56,356)	503,479	48,701
Revaluation surplus	(48,424)	265,723	132,019
Income recognized in advance	(62)	(1,678)	(8,261)
Materials and supplies	(19,888)	5,503	(15,673)
Inflationary and currency exchange effects on monetary assets and liabilities, net	(26,686)	(203,983)	(102,928)
Tax losses – net	206,485	(1,255,433)	116,906
Provisions and allowance for doubtful accounts	(44,609)	(183,963)	(63,803)
Difference between the tax and book value for the sale of assets	(15,551)	(435)	(60,277)
Difference between the tax and book value for the sale of shares	20,800	956,613	20,136
Non-deductible expenses	(12,004)	(48,665)	(30,759)
Provision for income tax	$(4,799)	$(516,732)	$268,615

Components of Deferred Tax Liability
The components of deferred tax liability at December 31, 2018 and 2017 are comprised as follows:

	2018	2017
Concession rights and property, vessels and equipment	$(580,703)	(619,651)
Portion of tax loss carryforwards for subsequent years	308,380	$279,334
Inventories and provisions – net	45,520	65,091
Total deferred tax liability	$(226,803)	$(275,226)

Cumulative Tax Losses
At December 31, 2018, Grupo TMM and its subsidiaries, report the following cumulative tax losses, which are restated applying the INPC factors according to Mexican law.

Year in which the loss was incurrred	Amounts	Year of expiration

2009	$87,963	2019
2010	149,754	2020
2011	86,080	2021
2012	184,313	2022
2013	227,106	2023
2014	148,867	2024
2015	64,961	2025
2016	362,084	2026
2017	72,102	2027
2018	183,172	2028
	$1,566,402